SELECTIVE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

COMMON STOCKS — 64.24%	Shares	Fair Value

Communications — 18.01%
Alphabet, Inc., Class C(a)(b)	8,200	$12,050,720
Baidu, Inc. - ADR (China)(a)(b)	43,500	5,506,665
Facebook, Inc., Class A(a) (b)	27,200	7,123,680
		24,681,065
Consumer Discretionary — 9.70%
Alibaba Group Holding Ltd. - ADR (China)(a)(b)	45,200	13,287,896

Financials — 8.24%
Bank of the Ozarks, Inc.(b)	529,367	11,286,104

Technology — 28.29%
Blue Prism Group PLC (United Kingdom)(a)	833,967	14,333,472
Cognizant Technology Solutions Corp., Class A(b)	76,000	5,275,920
Optiva, Inc. (Canada)(a)	102,963	3,479,342
Splunk, Inc.(a)(b)	83,400	15,690,041
		38,778,775

Total Common Stocks (Cost $68,344,034)		88,033,840

MONEY MARKET FUNDS - 23.27%

BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.02%(c)	325,721	325,721
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class, 0.01%(c)	31,556,652	31,556,653

Total Money Market Funds (Cost $31,882,374)		31,882,374

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 26.34%	Principal Amount

United States Cash Management Bill, 0.12%, 2/9/2021 (b)(d)	$11,500,000	11,495,606
United States Treasury Note, 1.88%, 2/28/2022(b)	24,000,000	24,593,438

Total U.S. Government & Agency Obligations (Cost $36,089,835)		36,089,044

Total Investments — 113.85% (Cost $136,316,243)		156,005,258

Liabilities in Excess of Other Assets — (13.85)%		(18,982,885)
NET ASSETS — 100.00%		$137,022,373

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for unsettled security transactions, written put options and written call options.
(c) (d)	Rate disclosed is the seven day effective yield as of September 30, 2020. Discount security. Rate shown is the effective yield at time of purchase.

ADR - American Depositary Receipt

SELECTIVE OPPORTUNITY FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2020 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN CALL OPTIONS — (5.59)%
Alibaba Group Holding Ltd.	(452)	$(13,287,896)	$240.00	January 2021	$(2,712,000)
Alphabet, Inc.	(82)	(12,050,720)	1,620.00	January 2021	(449,360)
Baidu, Inc.	(435)	(5,506,665)	120.00	January 2021	(663,375)
Cognizant Technology Solutions Corp.	(760)	(5,275,920)	60.00	January 2021	(858,800)
Facebook, Inc.	(272)	(7,123,680)	240.00	January 2021	(974,032)
Splunk, Inc.	(834)	(15,690,042)	180.00	January 2021	(2,001,600)

Total Written Call Options (Premiums Received $2,389,938)					(7,659,167)

WRITTEN PUT OPTIONS — (8.25)%
Nutanix, Inc.	(3,113)	(6,904,434)	35.00	January 2021	(4,171,420)
Nutanix, Inc.	(2,106)	(4,671,108)	17.50	January 2022	(821,340)
Nutanix, Inc.	(7,605)	(16,867,890)	25.00	January 2022	(6,312,150)

Total Written Put Options (Premiums Received $10,508,697)					(11,304,910)

Total Written Options (Premiums Received $12,898,635)					$(18,964,077)

SELECTIVE PREMIUM INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 82.46%	Principal Amount	Fair Value

United States Treasury Bill, 0.11%, 10/8/2020 (b)	$6,876,000	$6,875,928
United States Treasury Bill, 0.10%, 10/15/2020 (b)	504,000	503,987
United States Treasury Bill, 0.12%, 11/19/2020 (b)	358,000	357,961
United States Treasury Bill, 0.15%, 12/3/2020 (b)	517,000	516,923
United States Treasury Bill, 0.14%, 1/7/2021 (b)	405,000	404,905
United States Treasury Bill, 0.12%, 1/28/2021 (b) (c)	1,190,000	1,189,641
United States Treasury Bill, 0.13%, 2/25/2021 (b)	689,000	688,743
United States Treasury Bill, 0.08%, 3/4/2021 (b)	310,000	309,881
United States Treasury Bill, 0.08%, 5/20/2021 (b)	315,000	314,813
United States Treasury Note, 1.13%, 2/28/2022 (b)	722,000	732,210

Total U.S. Government & Agency Obligations (Cost $11,894,311)		11,894,992

MONEY MARKET FUNDS - 18.48%	Shares

BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.02%(a)	2,665,075	2,665,075

Total Money Market Funds (Cost $2,665,075)		2,665,075

Total Investments — 100.94% (Cost $14,559,386)		14,560,067

Liabilities in Excess of Other Assets — (0.94)%		(134,914)

NET ASSETS — 100.00%		$14,425,153

(a)	Rate disclosed is the seven day effective yield as of September 30, 2020.
(b)	Discount security. Rate shown is the effective yield at time of purchase.
(c)	All or a portion of the security is held as collateral for unsettled security transactions and written put options.

SELECTIVE PREMIUM INCOME FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2020 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN PUT OPTIONS — (1.04)%
Alphabet, Inc.	(2)	$(293,920)	$1,200.00	November 2020	$(2,070)
Blackbaud, Inc.	(10)	(55,830)	40.00	December 2020	(1,100)
Carmax, Inc.	(68)	(624,988)	50.00	October 2020	(340)
Charles Schwab Corp. (The)	(275)	(996,325)	23.00	December 2020	(9,625)
CVS Caremark Corp.	(59)	(344,560)	50.00	February 2021	(10,207)
Ebix, Inc.	(308)	(634,480)	12.50	December 2020	(6,160)
Intel Corp.	(75)	(388,350)	40.00	April 2021	(10,050)
Nutanix, Inc.	(550)	(1,219,900)	12.50	January 2022	(97,350)
Paychex, Inc.	(46)	(366,942)	50.00	December 2020	(1,495)
salesforce.com, Inc.	(22)	(552,904)	110.00	January 2021	(781)
Shutterstock, Inc.	(84)	(437,136)	30.00	November 2020	(840)
Upwork, Inc.	(551)	(960,944)	7.50	January 2021	(9,643)

Total Written Options (Premiums Received $323,943)					$(149,661)

See accompanying notes which are an integral part of these schedules of investments.

At September 30, 2020, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes were as follows:

	Opportunity Fund	Income Fund
Gross unrealized appreciation	$25,081,764	$175,149
Gross unrealized depreciation	(11,613,583)	(186)
Net unrealized appreciation/(depreciation) on investments	$13,468,181	$174,963
Tax cost of investments and written options	$123,573,000	$14,235,443

 Selective Funds

Related Notes to the Schedule of Investments

September 30, 2020

(Unaudited)

The Selective Opportunity Fund (the “Opportunity Fund”) and the Selective Premium Income Fund (the “Income Fund”) (each a "Fund" and, collectively the "Funds") are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Selective Funds

Related Notes to the Schedule of Investments - continued

September 30, 2020

(Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities, including U.S. government and agency obligations, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If Selective Wealth Management, Inc. (the “Adviser”) determines that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price or at the mean of the last bid and ask prices, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Capitol Series Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Selective Funds

Related Notes to the Schedule of Investments - continued

September 30, 2020

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2020:

	Opportunity Fund
Assets	Level 1	Level 2	Level 3	Total

Common Stocks(a)	$88,033,840	$-	$-	$88,033,840
Money Market Funds	31,882,374	-	-	31,882,374
U.S. Government & Agency Obligations	-	36,089,044	-	36,089,044
Total	$119,916,214	$36,089,044	$-	$156,005,258

	Income Fund
Assets	Level 1	Level 2	Level 3	Total

U.S. Government & Agency Obligations	$-	$11,894,992	$-	$11,894,992
Money Market Funds	2,665,075	-	-	2,665,075
Total	$2,665,075	$11,894,992	$-	$14,560,067

	Other Financial Instruments at Value
Fund / Liabilities	Level 1	Level 2	Level 3	Total
Opportunity Fund
Written Call/Put Options	$(7,621,707)	$(11,342,370)	$-	$(18,964,077)

Income Fund
Written Put Options	$(22,327)	$(127,334)	$-	$(149,661)

(a)	Refer to the Schedule of Investments for sector classifications.

The Funds did not hold any assets at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.